October 3, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	Strategic Funds, Inc.
- Emerging Markets Opportunity Fund
CIK No. 737520
1940 Act File No. 811-3940
1933 Act File No. 2-88816

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 2008.

Please address any comments or questions to the undersigned at (212) 922-6817.

Very truly yours,

/s/Yaroslava Kouskovskaya
Yaroslava Kouskovskaya